UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rob Dionne
Title:		Director & Compliance Officer
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	September 30, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		129,895,361

Form 13F Information Table Value Total:		$4,978,453,749


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority
(Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
289,098,930
3,841,608
3,841,608
N/A
N/A

N/A
3,841,608
N/A
Bank of Nova Scotia
COM
064149107
372,334,686
6,954,835
6,954,835
N/A
N/A

N/A
6,954,835
N/A
Barrick Gold Corp.
COM
067901108
276,983,003
5,975,668
5,975,668
N/A
N/A

N/A
5,975,668
N/A
BCE Inc.
COM NEW
05534B760
33,678,364
1,031,928
1,031,928
N/A
N/A

N/A
1,031,928
N/A
Cameco Corp.
COM
13321L108
73,240,088
2,627,040
2,627,040
N/A
N/A

N/A
2,627,040
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
324,980,918
4,465,930
4,465,930
N/A
N/A

N/A
4,465,930
N/A
Canadian National Railway
COM
136375102
181,474,713
2,829,268
2,829,268
N/A
N/A

N/A
2,829,268
N/A
Canadian Natural Resources Ltd.
COM
136385101
253,698,884
7,312,644
7,312,644
N/A
N/A

N/A
7,312,644
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
74,014,686
1,207,890
1,207,890
N/A
N/A

N/A
1,207,890
N/A
Cenovus Energy Inc.
COM
15135U109
145,035,738
5,028,216
5,028,216
N/A
N/A

N/A
5,028,216
N/A
Central Fund of Canada Limited
CL A
153501101
37,163,767
2,223,000
2,223,000
N/A
N/A

N/A
2,223,000
N/A
Domtar Corp
COM NEW
257559203
48,028,521
735,374
735,374
N/A
N/A

N/A
735,374
N/A
EnCana Corp.
COM
292505104
151,169,681
4,988,016
4,988,016
N/A
N/A

N/A
4,988,016
N/A
Gildan Activewear Class A
COM
375916103
64,086,535
2,271,706
2,271,706
N/A
N/A

N/A
2,271,706
N/A
Manulife Financial Corp.
COM
56501R106
147,894,324
11,688,551
11,688,551
N/A
N/A

N/A
11,688,551
N/A
Methanex Corp.
COM
59151K108
132,848,689
5,403,760
5,403,760
N/A
N/A

N/A
5,403,760
N/A
Nexen Inc.
COM
65334H102
144,674,728
7,169,786
7,169,786
N/A
N/A

N/A
7,169,786
N/A
Penn West Energy Trust
TR UNIT
707885109
25,947,512
1,290,895
1,290,895
N/A
N/A

N/A
1,290,895
N/A
Potash Corp. of Saskatchewan
COM
73755L107
177,474,386
1,234,403
1,234,403
N/A
N/A

N/A
1,234,403
N/A
Research In Motion
COM
760975102
127,297,514
2,606,550
2,606,550
N/A
N/A

N/A
2,606,550
N/A
Rogers Comm Inc. Class B
CL B
775109200
196,651,840
5,238,517
5,238,517
N/A
N/A

N/A
5,238,517
N/A
Royal Bank of Canada
COM
780087102
452,835,683
8,668,436
8,668,436
N/A
N/A

N/A
8,668,436
N/A
Suncor Energy Inc.
COM
867224107
365,705,933
11,198,789
11,198,789
N/A
N/A

N/A
11,198,789
N/A
Talisman Energy Inc.
COM
87425E103
206,502,225
11,768,906
11,768,906
N/A
N/A

N/A
11,768,906
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
177,163,558
4,167,467
4,167,467
N/A
N/A

N/A
4,167,467
N/A
Thomson Reuters Corporation
COM
884903105
28,572,524
757,785
757,785
N/A
N/A

N/A
757,785
N/A
Toronto-Dominion Bank
COM NEW
891160509
413,877,191
5,702,833
5,702,833
N/A
N/A

N/A
5,702,833
N/A
TransCanada Pipelines Corp.
COM
89353D107
56,019,131
1,505,560
1,505,560
N/A
N/A

N/A
1,505,560
N/A



4,978,453,749
129,895,361
129,895,361




129,895,361